UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from
June 1, 2014 to June 30, 2014

Commission File Number of issuing entity:
333-115582, 333-130782-02, 333-158937-01, 333-189041-01

GE Dealer Floorplan Master Note Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:
333-115582-03, 333-130782, 333-158937, 333-189041

CDF Funding, Inc.

(Exact name of depositor as specified in its charter)

GE Commercial Distribution Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware	None
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

5595 Trillium Boulevard Hoffman Estates, Illinois 60192	60192
(Address of principal executive offices of issuing entity)	(Zip Code)

(847) 747-4043
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2011-1 Asset Backed Notes in the classes specified herein	☐	☐	☒	______________
Series 2012-1 Asset Backed Notes in the classes specified herein	☐	☐	☒	______________
Series 2012-2 Asset Backed Notes in the classes specified herein	☐	☐	☒	______________
Series 2012-3 Asset Backed Notes in the classes specified herein	☐	☐	☒	______________
Series 2012-4 Asset Backed Notes in the classes specified herein	☐	☐	☒	______________
Series 2013-1 Asset Backed Notes in the classes specified herein	☐	☐	☒	______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒  No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5 and 99.6.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2011-1 (the “2011-1 Notes”), dated August 3, 2011, and related Prospectus dated August 2, 2011 (collectively, the “2011-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2011-1 Notes was offered in the 2011-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-1 (the “2012-1 Notes”), dated February 14, 2012, and related Prospectus dated February 13, 2012 (collectively, the “2012-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2012-1 Notes was offered in the 2012-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.3 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-2 (the “2012-2 Notes”), dated May 9, 2012, and related Prospectus dated May 8, 2012 (collectively, the “2012-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2012-2 Notes was offered in the 2012-2 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.4 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-3 (the “2012-3 Notes”), dated July 25, 2012, and related Prospectus dated July 24, 2012 (collectively, the “2012-3 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2012-3 Notes were offered in the 2012-3 Prospectus: Class A and Class B.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.5 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-4 (the “2012-4 Notes”), dated November 1, 2012, and related Prospectus dated October 31, 2012 (collectively, the “2012-4 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2012-4 Notes were offered in the 2012-4 Prospectus: Class A and Class B.

2

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.6 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2013-1 (the “2013-1 Notes”), dated April 24, 2013, and related Prospectus dated April 22, 2013 (collectively, the “2013-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2013-1 Notes were offered in the 2013-1 Prospectus: Class A and Class B.

No assets securitized by CDF Funding, Inc. (the “Securitizer”) and held by GE Dealer Floorplan Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period June 1, 2014 through June 30, 2014.

The Securitizer filed its most recent Form ABS-15G on February 7, 2014. The CIK number of the Securitizer is 0001290205.

3

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Deutsche Bank Trust Company Americas, as indenture trustee, has provided the following information to CDF Funding, Inc. for inclusion in this Form 10-D:

Deutsche Bank Trust Company Americas (“DBTCA”) has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities (“RMBS”) trusts. On June 18, 2014, a group of investors filed a civil action against DBTCA and Deutsche Bank National Trust Company ("DBNTC") in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA's and DBNTC’s alleged failure to perform their duties as trustees for the trusts. An amended complaint was filed on July 16, 2014, adding five plaintiffs and 15 RMBS trusts to the action.  DBTCA is reviewing these newly-filed pleadings.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 8 – Other Information.

Nothing to report.

ITEM 9 – Exhibits.

(a)      Documents filed as part of this report.

Exhibit 99.1	2011-1 Monthly Noteholder’s Statement

Exhibit 99.2	2012-1 Monthly Noteholder’s Statement

Exhibit 99.3	2012-2 Monthly Noteholder’s Statement

Exhibit 99.4	2012-3 Monthly Noteholder’s Statement

Exhibit 99.5	2012-4 Monthly Noteholder’s Statement

Exhibit 99.6	2013-1 Monthly Noteholder's Statement

(b)     Exhibits required by Form 10-D and Item 601 of Regulation S-K.

4

Exhibit 99.1	2011-1 Monthly Noteholder’s Statement

Exhibit 99.2	2012-1 Monthly Noteholder’s Statement

Exhibit 99.3	2012-2 Monthly Noteholder’s Statement

Exhibit 99.4	2012-3 Monthly Noteholder’s Statement

Exhibit 99.5	2012-4 Monthly Noteholder’s Statement

Exhibit 99.6	2013-1 Monthly Noteholder's Statement

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: July 31, 2014

CDF FUNDING, INC.
(Depositor)

By:	/s/ John E. Peak
Name:	John E. Peak
Title:	Vice President